Contract assets and liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Liabilities

At September 30, 2022 and December 31, 2021, contract assets and contract liabilities consisted of the following:

Contract assets	September 30, 2022	December 31, 2021

Revenue recognized in excess of amounts paid or payable (contracts receivable) to the company on uncompleted contracts (contract asset), excluding retainage	$-	$-
Retainage included in contract assets due to being conditional on something other than solely passage of time	60,932	-
Total contract assets	$60,932	$-

Contract liabilities	September 30, 2022	December 31, 2021

Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage	$-	$-
Retainage included in contract liabilities due to being conditional on something other than solely passage of time	60,932	-
Total contact liabilities	$60,932	$-

Schedule of Accounts Payable and Accrued Interest Related Party

At September 30, 2022 and December 31, 2021, accounts payable and accrued interest owed to CTC, consisted of the following:

	September 30,	December 31,
	2022	2021

Accounts payable	$527,476	$534,652
Accrued interest	-	54,145
	$527,476	$588,797